Schedule of Investments
Macquarie Energy Transition ETF

December 31, 2023 (Unaudited)
NQ-PWER (1223) 0224 (3395476)
Number of
shares Value (US $)
Common Stocks — 98.99%
Chemicals - 7.52%
Air Products & Chemicals, Inc.
563 $ 154,149
CF Industries Holdings, Inc.
3,359 267,041
421,190
Electrical Equipment - 11.28%
Fluence Energy, Inc.
†
1,337 31,888
Generac Holdings, Inc.
†
1,354 174,991
GrafTech International Ltd.
61,897 135,554
Net Power, Inc.
†
4,892 49,409
NuScale Power Corp.
†
18,265 60,092
Sunrun, Inc.
†
9,141 179,438
631,372
Energy Equipment & Services - 5.45%
Baker Hughes Co.
4,501 153,844
Schlumberger NV
2,911 151,489
305,333
Food Products - 3.43%
Darling Ingredients, Inc.
†
3,857 192,233
192,233
Independent Power and Renewable Electricity Producers - 0.61%
Spruce Power Holding Corp.
†
7,673 33,915
33,915
Metals & Mining - 28.62%
Alcoa Corp.
7,754 263,636
Anglo American plc
4,809 120,794
ERO Copper Corp.
†
12,451 196,859
Foran Mining Corp.
†
11,530 33,936
Freeport-McMoRan, Inc.
5,569 237,072
Hudbay Minerals, Inc.
46,364 255,080
Lifezone Metals Ltd.
†
2,919 26,388
MP Materials Corp.
†
12,973 257,514

NQ-PWER (1223) 0224 (3395476)
Number of
shares Value (US $)
Common Stocks (continued)
Metals & Mining (continued)
Wheaton Precious Metals Corp.
4,281 $ 211,224
1,602,503
Oil, Gas & Consumable Fuels - 29.99%
Cameco Corp.
1,125 48,487
Centrus Energy Corp., Class A
†
995 54,138
Chesapeake Energy Corp.
1,875 144,263
Chord Energy Corp.
318 52,861
ConocoPhillips
1,366 158,552
EOG Resources, Inc.
416 50,315
EQT Corp.
3,800 146,908
Equinor ASA ADR
4,664 147,569
Marathon Petroleum Corp.
1,256 186,340
NAC Kazatomprom JSC GDR
1,248 51,043
Occidental Petroleum Corp.
895 53,440
Shell plc ADR
3,873 254,843
Tourmaline Oil Corp.
3,147 141,527
Valero Energy Corp.
1,456 189,280
1,679,566
Semiconductors & Semiconductor Equipment - 12.09%
Enphase Energy, Inc.
†
1,566 206,931
First Solar, Inc.
†
1,647 283,745
SolarEdge Technologies, Inc.
†
1,990 186,264
676,940
Total Common Stocks (cost $5,046,962) 5,543,052
Investment Companies — 1.01%
Sprott Physical Uranium Trust
2,650 56,518
Total Investment Companies (cost $51,335) 56,518

Schedule of Investments
Macquarie Energy Transition ETF

NQ-PWER (1223) 0224 (3395476)
Number of
shares Value (US $)
Short-Term Investments — 0.02%
Money Market Mutual Funds - 0.02%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day effective
yield 4.84%) 1,298 $ 1,298
Total Short-Term Investments (Cost $1,298) 1,298
Total Value of Securities — 100.02%
        (cost $5,099,595) 5,600,868
Liabilities Net of Receivables and Other Assets — (0.02%) (1,329)
Net Assets Applicable to 204,000 Shares Outstanding — 100.00% $5,599,539
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company

Schedule of Investments
Macquarie Global Listed Infrastructure ETF

December 31, 2023 (Unaudited)
NQ-BILD (1223) 0224 (3395502)
Number of
shares Value (US $)
Common Stocks — 99.79%
Δ
Australia - 6.79%
APA Group
31,896 $ 185,621
Transurban Group
17,848 166,748
352,369
Canada - 6.35%
Canadian National Railway Co.
1,336 167,926
Hydro One Ltd. 144A
#
5,384 161,311
329,237
Denmark - 5.26%
Orsted A/S 144A
#
4,920 272,714
272,714
France - 3.00%
Vinci SA
1,240 155,644
155,644
Italy - 14.53%
Enav SpA 144A
#
55,232 209,504
Enel SpA
17,768 132,009
Snam SpA
45,104 231,784
Terna - Rete Elettrica Nazionale
21,648 180,528
753,825
Japan - 6.37%
East Japan Railway Co.
4,000 230,610
West Japan Railway Co.
2,400 100,102
330,712
New Zealand - 3.34%
Auckland International Airport Ltd.
31,160 173,341
173,341
Spain - 3.56%
Cellnex Telecom SA 144A
#
4,696 184,867
184,867
Switzerland - 3.80%
Flughafen Zurich AG
944 197,095
197,095
United Kingdom - 18.55%
Pennon Group plc
15,720 150,582
Severn Trent plc
9,528 313,216

NQ-BILD (1223) 0224 (3395502)
Number of
shares Value (US $)
Common Stocks (continued)
United Kingdom (continued)
SSE plc
10,856 $ 256,826
United Utilities Group plc
17,896 241,684
962,308
United States - 28.24%
CMS Energy Corp.
2,616 151,911
Crown Castle, Inc.
2,096 241,438
Essential Utilities, Inc.
6,376 238,144
Eversource Energy
2,960 182,691
Exelon Corp.
5,096 182,946
NextEra Energy, Inc.
4,784 290,580
Sempra
2,376 177,559
1,465,269
Total Common Stocks (cost $4,986,075) 5,177,381
Total Value of Securities — 99.79%
      (cost $4,986,075) 5,177,381
Receivables and Other Assets Net of Liabilities — 0.21% 10,727
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $5,188,108
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2023, the aggregate value of Rule 144A securities was $828,396, which represents 15.97% of the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
REIT – Real Estate Investment Trust
SPA – Stand-by Purchase Agreement

Schedule of Investments
Macquarie Tax-Free USA Short Term ETF

December 31, 2023 (Unaudited)
NQ-STAX (1223) 0224 (3395511)
Principal
amount
°
Value (US $)
Municipal Bonds   — 98.12%
Building Revenue Bonds - 2.16%
California State Public Works Board
Series 2013I  5.50% 11/1/30
110,000 $ 110,000
110,000
Education Certificates of Participation - 4.04%
Minneapolis Special School District No. 1
Series 2020A  5.00% 4/1/25
200,000 205,315
205,315
Education General Obligation Bonds - 4.53%
State of Texas
(College Student Loan)
Series 2018  5.00% 8/1/26 (AMT) 220,000 230,437
230,437
Education Revenue Bonds - 14.29%
Arizona Industrial Development Authority
Series 2022A  5.00% 11/1/28
125,000 136,406
Colorado Educational & Cultural Facilities
Authority
Series 2014  4.50% 11/1/29
200,000 200,484
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Project)
Series 2019  5.00% 9/1/29 125,000 136,954
Pennsylvania Higher Educational Facilities
Authority
(Trustees University)
Series 2016A  5.00% 8/15/27 140,000 148,310
Pennsylvania State University (The)
Series 2015B  5.00% 9/1/25
100,000 103,861
726,015
General Purpose General Obligation Bonds - 5.66%
District of Columbia
Series 2019A  5.00% 10/15/25
195,000 203,189
State of New Jersey
(Covid-19 General Obligation Emergency
Bonds)
Series 2020A  5.00% 6/1/29 75,000 84,673
287,862

NQ-STAX (1223) 0224 (3395511)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Health Revenue Bonds - 15.82%
Augusta Development Authority
(AU Health System, Inc. Project)
Series 2018  5.00% 7/1/28 135,000 $ 145,720
Charlotte-Mecklenburg Hospital Authority (The)
(Carolinas HealthCare System)
Series 2016A  5.00% 1/15/24 115,000 115,055
Colorado Health Facilities Authority
(Valley View Hospital Association Project)
Series 2017A  5.00% 5/15/27 150,000 158,947
Series 2019A-1  5.00% 8/1/29
110,000 120,088
Cumberland County Municipal Authority
Series 2019  5.00% 11/1/27
145,000 155,993
Washington Health Care Facilities Authority
( CommonSpirit Health)
Series 2019A-2  5.00% 8/1/28 100,000 107,917
803,720
Tax-Revenue Revenue Bonds - 6.00%
Central Puget Sound Regional Transit Authority
Series 2015S-1  5.00% 11/1/25
100,000 104,208
New York State Urban Development Corp.
Series 2014A  5.00% 3/15/29
200,000 200,754
304,962
Transportation Revenue Bonds - 18.28%
City & County of Denver
Series 2022D  5.25% 11/15/26 (AMT)
120,000 126,987
City of Los Angeles Department of Airports
(Senior Revenue)
Series 2015A  5.00% 5/15/28 (AMT) 135,000 137,637
County of Clark Department of Aviation
Series 2019A  5.00% 7/1/24
100,000 100,987
New Jersey Transportation Trust Fund
Authority
(Transportation Program)
Series 2014AA  5.00% 6/15/26 200,000 201,234
North Texas Tollway Authority
(System 1st Tier)
Series 2014A  5.00% 1/1/25 200,000 200,615

Schedule of Investments
Macquarie Tax-Free USA Short Term ETF

NQ-STAX (1223) 0224 (3395511)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
Series 2021A  5.00% 11/1/25
155,000 $ 161,494
928,954
Utility Revenue Bonds - 19.14%
City of Chaska
Series 2015A  5.00% 10/1/28
155,000 160,830
City of Chicago
Series 2004  5.00% 11/1/26
235,000 248,907
New York City Municipal Water Finance
Authority
Series 2022, Sub Series BB-2  5.00%
6/15/27 245,000 255,868
Pittsburgh Water & Sewer Authority
Series 2017A  5.00% 9/1/29 (AGM)
185,000 201,155
Utility Debt Securitization Authority
Series 2016A  5.00% 6/15/28
100,000 105,924
972,684
Various Purpose General Obligation Bonds - 8.20%
Commonwealth of Pennsylvania
Series 2017  5.00% 1/1/25
200,000 204,410
State of Connecticut
Series 2020E  5.00% 9/15/28
190,000 212,245
416,655
Total Municipal Bonds (cost $4,924,776) 4,986,604
Total Value of Securities — 98.12%
        (cost $4,924,776) 4,986,604
Receivables and Other Assets Net of Liabilities — 1.88% 95,396
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $5,082,000
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax